BRANCH SALE	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
BRANCH SALE
Branch sale:
The Company paid cash of $619,000 for the disposition of the following net liabilities related to the sale of its branch office located in Gales Ferry, Connecticut in 2009.

Assets:
Loans receivable	$3
Fixed assets, net	950
Other assets	96
Total assets	1,049

Liabilities:
Deposits	1,668
Total liabilities	1,668
Net liabilities	$619
See accompanying notes to consolidated financial statements.